Vanguard® Wellesley® Income Fund
Schedule of Investments (unaudited)
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (10.9%)
U.S. Government Securities (9.4%)
	United States Treasury Note/Bond	4.500%	11/30/24	100,000	98,938
	United States Treasury Note/Bond	1.000%	12/15/24	68,000	63,994
	United States Treasury Note/Bond	4.250%	12/31/24	392,263	386,809
	United States Treasury Note/Bond	1.125%	1/15/25	271,270	255,079
	United States Treasury Note/Bond	4.125%	1/31/25	40,000	39,375
	United States Treasury Note/Bond	4.625%	2/28/25	78,000	77,403
[1]	United States Treasury Note/Bond	1.750%	3/15/25	478,310	452,377
	United States Treasury Note/Bond	3.875%	3/31/25	250,000	245,117
	United States Treasury Note/Bond	2.625%	4/15/25	165,050	158,293
	United States Treasury Note/Bond	2.750%	5/15/25	50,000	48,023
	United States Treasury Note/Bond	0.250%	5/31/25	295,605	270,479
	United States Treasury Note/Bond	4.250%	5/31/25	80,000	79,000
	United States Treasury Note/Bond	0.250%	7/31/25	503,405	457,941
	United States Treasury Note/Bond	3.125%	8/15/25	234,190	226,176
	United States Treasury Note/Bond	0.250%	8/31/25	44,990	40,814
	United States Treasury Note/Bond	3.500%	9/15/25	95,310	92,719
	United States Treasury Note/Bond	4.000%	12/15/25	65,000	63,984
	United States Treasury Note/Bond	0.375%	1/31/26	7,860	7,056
	United States Treasury Note/Bond	1.250%	12/31/26	294,175	264,758
	United States Treasury Note/Bond	2.500%	3/31/27	21,240	19,906
	United States Treasury Note/Bond	2.750%	4/30/27	9,600	9,069
	United States Treasury Note/Bond	2.750%	7/31/27	13,431	12,663
	United States Treasury Note/Bond	3.125%	8/31/27	34,896	33,375
	United States Treasury Note/Bond	4.125%	9/30/27	107,000	106,398
	United States Treasury Note/Bond	4.125%	10/31/27	20,000	19,894
	United States Treasury Note/Bond	3.875%	11/30/27	15,520	15,302
	United States Treasury Note/Bond	3.875%	12/31/27	27,964	27,579
	United States Treasury Note/Bond	4.000%	2/29/28	272,862	270,901
	United States Treasury Note/Bond	3.625%	5/31/28	12,580	12,307
	United States Treasury Note/Bond	1.875%	2/28/29	2,855	2,539
	United States Treasury Note/Bond	3.875%	9/30/29	10,866	10,761
	United States Treasury Note/Bond	4.000%	10/31/29	20,545	20,494
	United States Treasury Note/Bond	3.500%	4/30/30	10,160	9,866
	United States Treasury Note/Bond	3.750%	5/31/30	25,372	25,023
	United States Treasury Note/Bond	3.500%	2/15/33	6,130	5,973
	United States Treasury Note/Bond	3.375%	5/15/33	50,595	48,800
	United States Treasury Note/Bond	2.000%	11/15/41	442,677	323,984
	United States Treasury Note/Bond	3.375%	8/15/42	152,732	138,580
	United States Treasury Note/Bond	4.000%	11/15/42	211,862	210,538
	United States Treasury Note/Bond	3.875%	2/15/43	243,506	237,494
	United States Treasury Note/Bond	3.875%	5/15/43	44,291	43,225
	United States Treasury Note/Bond	3.000%	8/15/52	8,780	7,465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.625%	2/15/53	112,218	107,712
	United States Treasury Note/Bond	3.625%	5/15/53	174,122	167,429
					5,215,612
Agency Bonds and Notes (0.0%)
	Tennessee Valley Authority	4.625%	9/15/60	19,800	19,279
Conventional Mortgage-Backed Securities (1.1%)
[2,3]	Fannie Mae Pool	1.770%	1/1/36	20,792	16,107
[2,3]	Freddie Mac Gold Pool	4.000%	7/1/33	1	1
[2]	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	12	13
[2]	Ginnie Mae I Pool	6.500%	4/15/32–7/15/38	1,163	1,178
[2,3]	UMBS Pool	2.500%	8/1/27–4/1/38	23,778	21,259
[2,3]	UMBS Pool	2.000%	5/1/36–3/1/37	113,901	101,140
[2,3]	UMBS Pool	5.000%	1/1/53–5/1/53	495,059	485,109
					624,807
Nonconventional Mortgage-Backed Securities (0.4%)
[2,3]	Fannie Mae REMICS	1.250%	2/25/28	6,468	6,010
[2,3]	Fannie Mae REMICS	3.500%	4/25/31–11/25/57	63,669	60,075
[2,3]	Fannie Mae REMICS	3.000%	12/25/39–9/25/57	42,924	38,520
[2,3]	Fannie Mae REMICS	1.500%	8/25/41–11/25/42	3,401	3,123
[2,3]	Fannie Mae REMICS	1.700%	6/25/43	1,123	1,074
[2,3]	Fannie Mae REMICS	2.000%	6/25/43–6/25/44	4,645	4,284
[2,3]	Fannie Mae REMICS	2.500%	8/25/46–2/25/47	31,921	26,202
[2,3]	Fannie Mae REMICS	4.000%	7/25/53	2,099	2,041
[2,3]	Freddie Mac REMICS	4.000%	12/15/30–2/15/31	2,997	2,894
[2,3]	Freddie Mac REMICS	3.500%	3/15/31–10/15/45	8,603	7,904
[2,3]	Freddie Mac REMICS	2.000%	9/15/31	5,964	5,682
[2,3]	Freddie Mac REMICS	2.500%	9/15/32	614	600
[2,3]	Freddie Mac REMICS	1.500%	10/15/42	5,067	4,410
[2,3]	Freddie Mac REMICS	3.000%	6/15/44–5/15/46	30,508	27,332
[2]	Ginnie Mae REMICS	1.700%	10/20/45	339	335
					190,486
Total U.S. Government and Agency Obligations (Cost $6,391,663)					6,050,184
Asset-Backed/Commercial Mortgage-Backed Securities (1.5%)
[2,4]	Aaset Trust Class A Series 2019-1	3.844%	5/15/39	6,069	4,385
[2,4]	Affirm Asset Securitization Trust Class A Series 2021-B	1.030%	8/17/26	17,575	17,410
[2,4]	Affirm Asset Securitization Trust Class A Series 2021-Z1	1.070%	8/15/25	3,664	3,593
[2,4]	Affirm Asset Securitization Trust Class A Series 2021-Z2	1.170%	11/16/26	3,322	3,204
[2,4]	Aligned Data Centers Issuer LLC Class A2 Series 2021-1A	1.937%	8/15/46	43,730	38,306
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	1,517	1,437
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	3,515	3,304
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/66	22,840	18,061
[2,4,5]	BX Commercial Mortgage Trust Class A Series 2021-VOLT, TSFR1M + 0.700%	5.893%	9/15/36	28,565	27,624
[2,4,5]	BX Trust Class A Series 2021-ARIA, TSFR1M + 0.899%	6.092%	10/15/36	14,465	13,995
[2,4,5]	BXHPP Trust Class A Series 2021-FILM, TSFR1M + 0.650%	5.843%	8/15/36	15,215	14,377
[2,4,5]	BXHPP Trust Class B Series 2021-FILM, TSFR1M + 0.900%	6.093%	8/15/36	3,140	2,894

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/39	17,553	15,583
[2,4]	CF Hippolyta LLC Class A1 Series 2021-A1	1.530%	3/15/61	24,786	21,496
[2,4]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/49	13,023	12,179
[2,4]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/51	16,670	14,249
[2,4]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/51	26,102	21,391
[2,5]	Fannie Mae Connecticut Avenue Securities Class 2M2 Series 2016-C03, SOFR30A + 5.900%	11.050%	10/25/28	2,407	2,563
[2,3]	FHLMC Multifamily Structured Pass Through Certificates Class A2 Series K733	3.750%	8/25/25	10,748	10,429
[2,4]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/38	66,866	58,468
[2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	17,210	12,905
[2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	4/25/60	28,355	28,237
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/34	7,200	6,160
[2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	7,552	6,345
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/28	18,225	17,907
[2,4]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/26	33,414	29,328
[2,4]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/39	8,414	7,143
[2,4]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/39	9,628	7,584
[2,4,5]	Life Mortgage Trust Class A Series 2021-BMR, TSFR1M + 0.814%	5.961%	3/15/38	9,717	9,468
[2,4]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	8,667	7,304
[2,4]	MAPS Ltd. Class A Series 2019-1A	4.458%	3/15/44	3,246	2,902
[2,4]	MMAF Equipment Finance LLC Class A3 Series 2019-B	2.010%	12/12/24	7,397	7,311
[2,4]	New Economy Assets Phase 1 Sponsor LLC Class A1 Series 2021-1	1.910%	10/20/61	98,855	84,608
[2,4]	New Economy Assets Phase 1 Sponsor LLC Class B1 Series 2021-1	2.410%	10/20/61	10,130	8,436
[2,4]	OneMain Direct Auto Receivables Trust Class A Series 2021-1A	0.870%	7/14/28	29,755	28,036
[2,3]	Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	22,873	21,914
[2,4,5]	SFAVE Commercial Mortgage Securities Trust Class A2B Series 2015-5AVE	4.144%	1/5/43	22,000	14,145
[2,4]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/47	14,454	12,015
[2,4]	START Ireland Class A Series 2019-1	4.089%	3/15/44	8,991	7,618
[2,4]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/51	20,261	17,498

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/51	36,169	29,892
[2,4]	Vantage Data Centers Issuer LLC Class A2 Series 2019-1A	3.188%	7/15/44	10,054	9,697
[2,4]	Vantage Data Centers Issuer LLC Class A2 Series 2021-1A	2.165%	10/15/46	47,695	41,839
[2,4]	Vantage Data Centers LLC Class A2 Series 2020-1A	1.645%	9/15/45	32,830	29,445
[2,4]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-1A	5.800%	4/18/38	51,970	51,654
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $910,136)					804,339
Corporate Bonds (44.8%)
Communications (2.9%)
	America Movil SAB de CV	3.625%	4/22/29	25,600	23,452
	America Movil SAB de CV	6.125%	3/30/40	10,010	10,658
	AT&T Inc.	2.750%	6/1/31	71,900	60,680
	AT&T Inc.	4.300%	12/15/42	5,945	5,048
	AT&T Inc.	3.650%	6/1/51	6,086	4,465
	AT&T Inc.	3.500%	9/15/53	33,465	23,692
	AT&T Inc.	3.850%	6/1/60	17,664	12,813
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	21,136	14,079
	Comcast Corp.	3.150%	3/1/26	15,280	14,645
	Comcast Corp.	4.250%	1/15/33	15,060	14,320
	Comcast Corp.	4.200%	8/15/34	30,155	28,111
	Comcast Corp.	4.400%	8/15/35	32,657	30,751
	Comcast Corp.	3.969%	11/1/47	40,576	33,704
	Comcast Corp.	4.000%	3/1/48	17,415	14,533
	Comcast Corp.	3.999%	11/1/49	26,848	22,287
	Comcast Corp.	2.887%	11/1/51	37,513	25,161
	Comcast Corp.	2.450%	8/15/52	35,080	21,455
	Comcast Corp.	4.049%	11/1/52	19,891	16,545
	Comcast Corp.	5.350%	5/15/53	58,422	59,401
	Comcast Corp.	2.937%	11/1/56	156,916	102,217
	Comcast Corp.	2.987%	11/1/63	92,954	58,894
[4]	Cox Communications Inc.	4.800%	2/1/35	58,525	52,716
	Discovery Communications LLC	4.125%	5/15/29	4,406	4,039
	Discovery Communications LLC	3.625%	5/15/30	24,240	21,251
	Discovery Communications LLC	4.000%	9/15/55	46,011	30,494
	Meta Platforms Inc.	4.950%	5/15/33	49,016	48,946
	Meta Platforms Inc.	5.600%	5/15/53	29,815	30,616
	Meta Platforms Inc.	5.750%	5/15/63	15,300	15,819
	NBCUniversal Media LLC	4.450%	1/15/43	6,495	5,826
[4]	NBN Co. Ltd.	1.625%	1/8/27	25,935	22,990
[4]	NBN Co. Ltd.	2.625%	5/5/31	38,645	32,399
[4]	NBN Co. Ltd.	2.500%	1/8/32	68,983	56,557
[4]	NTT Finance Corp.	1.162%	4/3/26	76,700	68,622
[4]	NTT Finance Corp.	2.065%	4/3/31	11,535	9,501
[4]	Ooredoo International Finance Ltd.	2.625%	4/8/31	45,300	39,141
	Orange SA	9.000%	3/1/31	54,566	67,042
[2,4]	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC	4.738%	9/20/29	21,721	21,428
	T-Mobile USA Inc.	2.050%	2/15/28	42,480	36,899
	T-Mobile USA Inc.	3.875%	4/15/30	73,575	67,822
	T-Mobile USA Inc.	2.550%	2/15/31	19,710	16,382
	T-Mobile USA Inc.	2.250%	11/15/31	5,105	4,085

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	4.375%	4/15/40	17,030	15,076
	T-Mobile USA Inc.	3.000%	2/15/41	4,964	3,625
	T-Mobile USA Inc.	4.500%	4/15/50	8,048	6,915
	TWDC Enterprises 18 Corp.	4.125%	6/1/44	3,720	3,266
	Verizon Communications Inc.	4.329%	9/21/28	14,660	14,126
	Verizon Communications Inc.	2.355%	3/15/32	59,959	48,229
	Verizon Communications Inc.	4.812%	3/15/39	46,984	43,964
	Walt Disney Co.	2.000%	9/1/29	84,065	71,548
	Walt Disney Co.	2.650%	1/13/31	12,455	10,838
	Walt Disney Co.	6.200%	12/15/34	11,000	12,118
	Walt Disney Co.	3.500%	5/13/40	52,100	42,973
	Walt Disney Co.	2.750%	9/1/49	14,600	9,887
	Walt Disney Co.	3.600%	1/13/51	20,000	15,915
	Walt Disney Co.	3.800%	5/13/60	16,160	12,986
	Warnermedia Holdings Inc.	3.755%	3/15/27	9,931	9,266
	Warnermedia Holdings Inc.	4.054%	3/15/29	4,996	4,566
					1,574,784
Consumer Discretionary (1.9%)
	Amazon.com Inc.	2.800%	8/22/24	8,900	8,655
	Amazon.com Inc.	3.600%	4/13/32	82,875	77,243
	Amazon.com Inc.	4.800%	12/5/34	55,880	57,082
	Amazon.com Inc.	4.950%	12/5/44	13,920	14,086
	Amazon.com Inc.	3.950%	4/13/52	20,865	18,143
	Amazon.com Inc.	4.250%	8/22/57	29,070	26,219
	American Honda Finance Corp.	2.300%	9/9/26	17,135	15,761
	American Honda Finance Corp.	2.000%	3/24/28	34,925	30,653
[4]	BMW US Capital LLC	2.250%	9/15/23	93,000	92,371
[4]	BMW US Capital LLC	0.800%	4/1/24	25,960	25,030
[4]	BMW US Capital LLC	1.250%	8/12/26	28,890	25,767
[2]	Duke University	2.832%	10/1/55	9,635	6,718
[4]	ERAC USA Finance LLC	4.900%	5/1/33	45,457	44,428
[4]	ERAC USA Finance LLC	7.000%	10/15/37	3,775	4,308
[4]	ERAC USA Finance LLC	5.625%	3/15/42	31,000	31,029
[4]	ERAC USA Finance LLC	5.400%	5/1/53	26,850	26,812
	General Motors Financial Co. Inc.	3.950%	4/13/24	58,730	57,804
	George Washington University	3.545%	9/15/46	10,000	7,743
	Georgetown University	4.315%	4/1/49	5,155	4,530
	Georgetown University	2.943%	4/1/50	9,795	6,710
	Georgetown University	5.115%	4/1/53	13,465	13,439
	Home Depot Inc.	3.900%	12/6/28	10,040	9,717
	Home Depot Inc.	1.875%	9/15/31	8,465	6,886
	Home Depot Inc.	3.250%	4/15/32	22,220	19,967
	Home Depot Inc.	4.500%	9/15/32	41,895	41,376
	Home Depot Inc.	3.300%	4/15/40	32,073	26,047
	Home Depot Inc.	4.400%	3/15/45	22,390	20,418
	Home Depot Inc.	4.250%	4/1/46	18,668	16,554
	Home Depot Inc.	4.500%	12/6/48	12,020	11,146
	Home Depot Inc.	3.125%	12/15/49	2,435	1,783
	Home Depot Inc.	2.375%	3/15/51	2,435	1,511
	Home Depot Inc.	2.750%	9/15/51	19,470	13,132
	Home Depot Inc.	3.625%	4/15/52	39,335	31,328
	Home Depot Inc.	4.950%	9/15/52	52,506	52,116
[4]	Hyundai Capital America	0.875%	6/14/24	30,300	28,892
[4]	Hyundai Capital America	1.650%	9/17/26	36,110	31,837
[2]	Johns Hopkins University	4.083%	7/1/53	7,145	6,337
[2]	Johns Hopkins University	2.813%	1/1/60	2,920	1,921
	Lowe's Cos. Inc.	3.100%	5/3/27	100,000	93,393
	Lowe's Cos. Inc.	3.750%	4/1/32	8,874	8,024

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McDonald's Corp.	3.250%	6/10/24	4,400	4,306
	McDonald's Corp.	3.625%	9/1/49	10,554	8,328
[2]	Northeastern University	2.894%	10/1/50	8,570	5,895
	Starbucks Corp.	3.350%	3/12/50	7,185	5,278
	Thomas Jefferson University	3.847%	11/1/57	11,905	8,679
[2]	University of Chicago	2.761%	4/1/45	9,540	7,264
	University of Miami	4.063%	4/1/52	3,260	2,777
	VF Corp.	2.800%	4/23/27	18,060	16,302
					1,075,745
Consumer Staples (1.8%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	15,460	15,053
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	67,126	64,112
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	18,114	16,813
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	32,915	32,106
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	2,451	2,672
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	9,109	8,259
	Archer-Daniels-Midland Co.	4.500%	3/15/49	34,425	31,878
[4]	Bacardi Ltd. / Bacardi-Martini BV	5.250%	1/15/29	5,610	5,568
[4]	Bacardi Ltd. / Bacardi-Martini BV	5.900%	6/15/43	5,165	5,209
[4]	Cargill Inc.	4.760%	11/23/45	57,879	54,281
[4]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	22,780	17,354
[4]	Coca-Cola Europacific Partners plc	0.800%	5/3/24	53,765	51,515
	Conagra Brands Inc.	4.600%	11/1/25	7,685	7,513
	Conagra Brands Inc.	1.375%	11/1/27	4,905	4,159
	Conagra Brands Inc.	5.300%	11/1/38	5,475	5,261
[4]	Danone SA	2.589%	11/2/23	10,000	9,891
[4]	Danone SA	2.947%	11/2/26	68,785	64,419
	Diageo Capital plc	2.375%	10/24/29	19,420	16,857
	Diageo Capital plc	2.000%	4/29/30	11,315	9,542
	Estee Lauder Cos, Inc.	5.150%	5/15/53	19,221	19,546
	Estee Lauder Cos. Inc.	4.650%	5/15/33	23,950	23,559
	Hormel Foods Corp.	1.700%	6/3/28	11,685	10,153
[4]	Kenvue Inc.	5.000%	3/22/30	33,735	34,037
[4]	Kenvue Inc.	5.100%	3/22/43	15,210	15,457
[4]	Kenvue Inc.	5.050%	3/22/53	16,540	16,861
	Kroger Co.	3.850%	8/1/23	5,055	5,047
	McCormick & Co. Inc.	2.500%	4/15/30	6,060	5,127
	Molson Coors Beverage Co.	3.000%	7/15/26	50,000	46,723
	PepsiCo Inc.	2.375%	10/6/26	67,645	63,472
	Philip Morris International Inc.	5.125%	11/17/27	34,170	34,281
	Philip Morris International Inc.	5.625%	11/17/29	21,285	21,688
	Philip Morris International Inc.	5.125%	2/15/30	107,883	106,702
	Philip Morris International Inc.	5.750%	11/17/32	36,830	37,744
	Philip Morris International Inc.	5.375%	2/15/33	83,514	83,365
	Philip Morris International Inc.	4.500%	3/20/42	11,665	10,057
	Philip Morris International Inc.	3.875%	8/21/42	22,785	18,061
	Philip Morris International Inc.	4.125%	3/4/43	10,000	8,166
	Philip Morris International Inc.	4.875%	11/15/43	5,835	5,234
	Philip Morris International Inc.	4.250%	11/10/44	15,000	12,481
[4]	Sigma Alimentos SA de CV	4.125%	5/2/26	21,075	20,135
					1,020,358
Energy (2.2%)
[4]	Aker BP ASA	6.000%	6/13/33	17,345	17,354
	BP Capital Markets America Inc.	1.749%	8/10/30	23,705	19,412
	BP Capital Markets America Inc.	2.721%	1/12/32	58,224	49,490
	BP Capital Markets America Inc.	4.812%	2/13/33	38,735	38,205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets America Inc.	4.893%	9/11/33	39,620	39,224
	BP Capital Markets America Inc.	2.772%	11/10/50	17,760	11,791
	BP Capital Markets America Inc.	2.939%	6/4/51	32,550	22,294
	BP Capital Markets America Inc.	3.001%	3/17/52	46,980	32,488
	BP Capital Markets America Inc.	3.379%	2/8/61	19,795	14,092
[4]	Cheniere Energy Partners LP	5.950%	6/30/33	22,860	22,952
	ConocoPhillips Co.	3.758%	3/15/42	11,185	9,412
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	19,580	17,072
	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	14,190	12,390
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	7,003	5,887
[4]	EIG Pearl Holdings Sarl	3.545%	8/31/36	59,370	50,729
[4]	EIG Pearl Holdings Sarl	4.387%	11/30/46	24,880	19,580
	Energy Transfer LP	5.350%	5/15/45	3,410	2,979
	Energy Transfer LP	5.300%	4/15/47	5,600	4,880
	Energy Transfer LP	5.400%	10/1/47	16,385	14,491
	Enterprise Products Operating LLC	5.350%	1/31/33	16,115	16,391
	Enterprise Products Operating LLC	4.900%	5/15/46	5,000	4,613
	Enterprise Products Operating LLC	4.250%	2/15/48	23,475	19,901
	Enterprise Products Operating LLC	3.700%	1/31/51	5,445	4,175
	Equinor ASA	2.650%	1/15/24	10,105	9,926
	Equinor ASA	3.700%	3/1/24	20,035	19,771
	Equinor ASA	3.250%	11/10/24	17,460	16,955
	Equinor ASA	2.875%	4/6/25	4,965	4,761
	Equinor ASA	3.125%	4/6/30	82,270	75,418
	Equinor ASA	2.375%	5/22/30	15,795	13,745
	Exxon Mobil Corp.	3.043%	3/1/26	7,330	7,010
	Exxon Mobil Corp.	2.275%	8/16/26	35,095	32,566
	Exxon Mobil Corp.	2.440%	8/16/29	16,720	14,880
	Exxon Mobil Corp.	2.610%	10/15/30	36,910	32,421
	Exxon Mobil Corp.	4.114%	3/1/46	10,845	9,546
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	46,546	39,578
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	36,994	29,752
[2,4]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	25,290	25,826
[2,4]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	27,045	28,052
[4]	QatarEnergy	3.125%	7/12/41	23,670	18,109
[4]	Saudi Arabian Oil Co.	3.500%	4/16/29	27,885	25,722
[4]	Schlumberger Holdings Corp.	3.900%	5/17/28	25,724	24,234
	Shell International Finance BV	3.250%	5/11/25	28,680	27,729
	Shell International Finance BV	4.125%	5/11/35	40,575	37,757
	Shell International Finance BV	5.500%	3/25/40	10,795	11,303
	Shell International Finance BV	4.375%	5/11/45	95,725	86,257
	Shell International Finance BV	3.000%	11/26/51	51,310	36,328
	Suncor Energy Inc.	5.950%	12/1/34	13,000	13,049
	Total Energies Capital International SA	3.750%	4/10/24	50,000	49,251
	TransCanada PipeLines Ltd.	4.875%	1/15/26	58,060	57,399
	TransCanada PipeLines Ltd.	4.100%	4/15/30	14,595	13,572
					1,210,719
Financials (18.6%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	14,995	13,006
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	1,410	1,153
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	8,910	7,173
[4]	AIA Group Ltd.	3.600%	4/9/29	49,000	45,535

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	AIA Group Ltd.	3.375%	4/7/30	12,795	11,716
	Allstate Corp.	5.250%	3/30/33	17,610	17,553
	American Express Co.	5.043%	5/1/34	51,690	50,559
	American International Group Inc.	6.250%	5/1/36	8,338	8,670
	American International Group Inc.	4.800%	7/10/45	9,065	8,100
	American International Group Inc.	4.750%	4/1/48	21,540	19,334
	American International Group Inc.	4.375%	6/30/50	6,125	5,181
	Ameriprise Financial Inc.	4.500%	5/13/32	14,270	13,667
	Ameriprise Financial Inc.	5.150%	5/15/33	24,095	23,957
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	18,420	16,864
[4]	Athene Global Funding	1.000%	4/16/24	23,855	22,801
[4]	Athene Global Funding	1.985%	8/19/28	700	563
[4]	Athene Global Funding	2.717%	1/7/29	42,315	34,384
[4]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	23,805	18,084
[4]	Aviation Capital Group LLC	1.950%	9/20/26	23,950	20,774
	Banco Santander SA	1.849%	3/25/26	48,600	43,488
	Banco Santander SA	2.749%	12/3/30	13,000	10,155
	Banco Santander SA	2.958%	3/25/31	9,800	8,100
	Bank of America Corp.	3.559%	4/23/27	49,370	46,833
	Bank of America Corp.	3.593%	7/21/28	42,995	40,054
	Bank of America Corp.	3.419%	12/20/28	48,603	44,683
	Bank of America Corp.	4.271%	7/23/29	72,640	68,893
	Bank of America Corp.	3.974%	2/7/30	69,430	64,361
	Bank of America Corp.	3.194%	7/23/30	33,250	29,347
	Bank of America Corp.	2.496%	2/13/31	99,085	82,929
	Bank of America Corp.	2.687%	4/22/32	56,625	46,913
	Bank of America Corp.	2.572%	10/20/32	21,500	17,499
	Bank of America Corp.	5.015%	7/22/33	12,415	12,119
	Bank of America Corp.	6.110%	1/29/37	30,000	31,627
	Bank of America Corp.	3.846%	3/8/37	50,484	43,119
	Bank of America Corp.	5.875%	2/7/42	8,770	9,349
	Bank of America Corp.	3.311%	4/22/42	25,000	19,053
	Bank of America Corp.	5.000%	1/21/44	24,180	23,285
	Bank of America Corp.	3.946%	1/23/49	5,290	4,277
	Bank of America Corp.	4.330%	3/15/50	59,475	51,128
	Bank of America Corp.	2.972%	7/21/52	29,030	19,702
	Bank of New York Mellon	5.148%	5/22/26	17,505	17,472
	Bank of New York Mellon Corp.	2.200%	8/16/23	32,698	32,568
	Bank of New York Mellon Corp.	3.000%	2/24/25	22,710	21,834
	Bank of New York Mellon Corp.	5.834%	10/25/33	24,651	25,696
	Bank of New York Mellon Corp.	4.706%	2/1/34	14,775	14,188
	Bank of New York Mellon Corp.	4.967%	4/26/34	36,155	35,298
	Bank of Nova Scotia	2.700%	8/3/26	60,225	55,759
	Bank of Nova Scotia	1.950%	2/2/27	12,170	10,856
[4]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	33,875	29,842
	Barclays plc	3.932%	5/7/25	52,770	51,591
	Barclays plc	2.852%	5/7/26	9,735	9,126
	Barclays plc	2.279%	11/24/27	10,635	9,363
	Barclays plc	2.667%	3/10/32	43,750	34,399
	Barclays plc	3.330%	11/24/42	16,060	11,254
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	11,100	9,777
	Berkshire Hathaway Inc.	3.125%	3/15/26	18,645	17,963
	BlackRock Inc.	2.100%	2/25/32	20,194	16,295
	BlackRock Inc.	4.750%	5/25/33	67,605	66,491
[4]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	19,945	15,563
[4]	BNP Paribas SA	2.819%	11/19/25	44,480	42,396
[4]	BNP Paribas SA	1.323%	1/13/27	20,420	18,122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	BNP Paribas SA	3.500%	11/16/27	74,220	68,304
[4]	BNP Paribas SA	2.591%	1/20/28	66,815	59,733
[4]	BNP Paribas SA	5.335%	6/12/29	36,485	36,009
[4]	BNP Paribas SA	2.159%	9/15/29	19,680	16,386
[4]	BPCE SA	5.700%	10/22/23	10,670	10,621
	BPCE SA	4.000%	4/15/24	25,885	25,483
[4]	BPCE SA	5.150%	7/21/24	37,185	36,518
[4]	BPCE SA	5.029%	1/15/25	73,115	71,789
[4]	BPCE SA	2.045%	10/19/27	24,910	21,777
[4]	BPCE SA	3.500%	10/23/27	64,900	58,769
[4]	BPCE SA	2.700%	10/1/29	48,550	41,245
[4]	Brighthouse Financial Global Funding	1.000%	4/12/24	4,600	4,408
[4]	Brighthouse Financial Global Funding	1.750%	1/13/25	16,695	15,574
[4]	Brighthouse Financial Global Funding	1.550%	5/24/26	37,050	32,806
[4]	Brighthouse Financial Global Funding	2.000%	6/28/28	27,235	22,768
[4]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	35,110	31,267
	Capital One Financial Corp.	3.750%	4/24/24	60,945	59,752
	Capital One Financial Corp.	3.200%	2/5/25	9,055	8,644
	Capital One Financial Corp.	6.312%	6/8/29	12,270	12,193
	Capital One Financial Corp.	6.377%	6/8/34	27,163	26,969
	Charles Schwab Corp.	0.750%	3/18/24	58,465	56,398
	Charles Schwab Corp.	3.200%	3/2/27	19,790	18,295
	Charles Schwab Corp.	2.000%	3/20/28	42,325	36,580
	Charles Schwab Corp.	2.900%	3/3/32	47,885	39,547
	Charles Schwab Corp.	5.853%	5/19/34	15,790	16,026
	Chubb INA Holdings Inc.	3.350%	5/15/24	20,340	19,927
	Chubb INA Holdings Inc.	3.350%	5/3/26	12,280	11,807
	Chubb INA Holdings Inc.	4.350%	11/3/45	24,795	22,450
	Citigroup Inc.	0.981%	5/1/25	52,610	50,336
	Citigroup Inc.	1.462%	6/9/27	90,770	80,595
	Citigroup Inc.	3.070%	2/24/28	34,000	31,297
	Citigroup Inc.	4.125%	7/25/28	20,085	18,925
	Citigroup Inc.	3.520%	10/27/28	72,260	67,142
	Citigroup Inc.	3.878%	1/24/39	37,225	31,166
	Citigroup Inc.	5.875%	1/30/42	7,460	7,835
	Citigroup Inc.	2.904%	11/3/42	19,070	13,531
	Citigroup Inc.	5.300%	5/6/44	12,142	11,235
[4]	CNO Global Funding	1.650%	1/6/25	8,460	7,864
[4]	CNO Global Funding	2.650%	1/6/29	22,195	18,769
[4]	Commonwealth Bank of Australia	2.688%	3/11/31	79,335	61,995
[4]	Commonwealth Bank of Australia	3.784%	3/14/32	4,825	4,032
[4]	Cooperatieve Rabobank UA	1.106%	2/24/27	50,065	44,180
[4]	Cooperatieve Rabobank UA	4.655%	8/22/28	42,315	40,633
	Corebridge Financial Inc.	3.900%	4/5/32	19,028	16,571
	Corebridge Financial Inc.	4.350%	4/5/42	5,430	4,377
	Corebridge Financial Inc.	4.400%	4/5/52	13,765	10,595
[4]	Corebridge Global Funding	5.750%	7/2/26	17,540	17,484
[4]	Credit Agricole SA	3.250%	10/4/24	79,590	76,679
[4]	Credit Agricole SA	5.589%	7/5/26	39,945	39,911
	Credit Suisse AG	7.500%	2/15/28	39,042	41,483
[4]	Credit Suisse Group AG	2.593%	9/11/25	33,940	32,328
[4]	Credit Suisse Group AG	1.305%	2/2/27	45,860	40,111
[4]	Credit Suisse Group AG	3.869%	1/12/29	11,050	9,961
[4]	Credit Suisse Group AG	3.091%	5/14/32	41,460	33,498
[4]	Credit Suisse Group AG	6.537%	8/12/33	18,710	19,148
[4]	Danske Bank A/S	3.875%	9/12/23	45,515	45,281
[4]	Danske Bank A/S	5.375%	1/12/24	57,035	56,642
[4]	Danske Bank A/S	1.621%	9/11/26	30,135	27,019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Danske Bank A/S	1.549%	9/10/27	55,390	48,136
	Deutsche Bank AG	6.720%	1/18/29	10,005	10,041
[4]	DNB Bank ASA	1.535%	5/25/27	51,450	45,280
[4]	DNB Bank ASA	1.605%	3/30/28	45,295	39,109
[4]	Equitable Financial Life Global Funding	1.400%	7/7/25	15,285	13,914
[4]	Equitable Financial Life Global Funding	1.300%	7/12/26	26,910	23,463
[4]	Equitable Financial Life Global Funding	1.700%	11/12/26	12,195	10,633
[4]	Equitable Financial Life Global Funding	1.400%	8/27/27	33,510	28,209
[4]	Equitable Financial Life Global Funding	1.800%	3/8/28	30,265	25,615
	Fifth Third Bancorp	4.055%	4/25/28	24,480	22,471
	Fifth Third Bancorp	4.337%	4/25/33	13,535	11,959
[4]	Five Corners Funding Trust	4.419%	11/15/23	5,320	5,267
[4]	Five Corners Funding Trust III	5.791%	2/15/33	26,645	27,081
[4]	Five Corners Funding Trust IV	5.997%	2/15/53	48,671	49,513
[4]	GA Global Funding Trust	1.000%	4/8/24	36,170	34,503
	Goldman Sachs Group Inc.	3.272%	9/29/25	44,260	42,776
	Goldman Sachs Group Inc.	3.500%	11/16/26	48,000	45,045
	Goldman Sachs Group Inc.	3.850%	1/26/27	26,525	25,255
	Goldman Sachs Group Inc.	1.431%	3/9/27	80,170	71,683
	Goldman Sachs Group Inc.	1.542%	9/10/27	43,275	38,058
	Goldman Sachs Group Inc.	3.691%	6/5/28	22,025	20,702
	Goldman Sachs Group Inc.	3.814%	4/23/29	72,755	67,608
	Goldman Sachs Group Inc.	4.223%	5/1/29	54,990	51,951
	Goldman Sachs Group Inc.	3.800%	3/15/30	21,120	19,530
	Goldman Sachs Group Inc.	2.615%	4/22/32	88,650	72,672
	Goldman Sachs Group Inc.	2.383%	7/21/32	45,765	36,605
	Goldman Sachs Group Inc.	2.650%	10/21/32	24,510	19,965
	Goldman Sachs Group Inc.	3.102%	2/24/33	103,655	87,579
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,700	22,234
	Goldman Sachs Group Inc.	3.210%	4/22/42	10,000	7,387
	Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	18,264
[4]	Guardian Life Global Funding	1.250%	5/13/26	7,235	6,438
	HSBC Holdings plc	0.976%	5/24/25	19,405	18,459
	HSBC Holdings plc	1.589%	5/24/27	24,800	21,890
	HSBC Holdings plc	2.251%	11/22/27	73,225	64,970
	HSBC Holdings plc	4.041%	3/13/28	27,520	25,849
	HSBC Holdings plc	2.013%	9/22/28	10,000	8,566
	HSBC Holdings plc	7.390%	11/3/28	36,110	38,125
	HSBC Holdings plc	4.583%	6/19/29	40,190	37,827
	HSBC Holdings plc	2.206%	8/17/29	32,365	27,080
	HSBC Holdings plc	2.357%	8/18/31	62,305	49,823
	HSBC Holdings plc	7.625%	5/17/32	15,800	16,939
	HSBC Holdings plc	2.804%	5/24/32	54,790	44,349
	HSBC Holdings plc	2.871%	11/22/32	11,015	8,899
	HSBC Holdings plc	5.402%	8/11/33	11,470	11,195
	HSBC Holdings plc	6.500%	5/2/36	19,800	20,547
	HSBC Holdings plc	6.100%	1/14/42	41,200	43,663
	Huntington National Bank	4.552%	5/17/28	17,175	16,061
	ING Groep NV	3.950%	3/29/27	33,605	31,863
	ING Groep NV	1.726%	4/1/27	33,125	29,500
	Intercontinental Exchange Inc.	4.350%	6/15/29	17,315	16,964
	Intercontinental Exchange Inc.	1.850%	9/15/32	16,125	12,416
	Intercontinental Exchange Inc.	4.600%	3/15/33	43,125	41,793
	Intercontinental Exchange Inc.	2.650%	9/15/40	6,100	4,338
	Intercontinental Exchange Inc.	3.000%	6/15/50	55,840	38,736
	Intercontinental Exchange Inc.	4.950%	6/15/52	46,610	44,464
	Intercontinental Exchange Inc.	3.000%	9/15/60	27,695	18,094
[4]	JAB Holdings BV	2.200%	11/23/30	10,375	8,160

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JAB Holdings BV	3.750%	5/28/51	20,355	13,673
[4]	JAB Holdings BV	4.500%	4/8/52	51,835	39,848
[4]	Jackson National Life Global Funding	3.250%	1/30/24	48,955	48,114
[4]	Jackson National Life Global Funding	1.750%	1/12/25	18,300	16,992
	JPMorgan Chase & Co.	3.875%	2/1/24	11,200	11,086
	JPMorgan Chase & Co.	3.900%	7/15/25	11,560	11,272
	JPMorgan Chase & Co.	7.750%	7/15/25	25,000	26,098
	JPMorgan Chase & Co.	3.300%	4/1/26	26,730	25,474
	JPMorgan Chase & Co.	2.950%	10/1/26	75,000	70,394
	JPMorgan Chase & Co.	4.250%	10/1/27	9,275	8,983
	JPMorgan Chase & Co.	2.069%	6/1/29	14,530	12,476
	JPMorgan Chase & Co.	4.452%	12/5/29	40,000	38,376
	JPMorgan Chase & Co.	3.702%	5/6/30	18,940	17,388
	JPMorgan Chase & Co.	1.953%	2/4/32	37,965	30,257
	JPMorgan Chase & Co.	2.580%	4/22/32	22,175	18,413
	JPMorgan Chase & Co.	4.912%	7/25/33	66,058	64,584
	JPMorgan Chase & Co.	5.717%	9/14/33	39,110	39,683
	JPMorgan Chase & Co.	5.350%	6/1/34	79,567	80,334
	JPMorgan Chase & Co.	3.109%	4/22/41	38,075	28,807
	JPMorgan Chase & Co.	5.600%	7/15/41	70,000	72,623
	JPMorgan Chase & Co.	5.400%	1/6/42	16,235	16,461
	JPMorgan Chase & Co.	3.157%	4/22/42	19,440	14,671
	JPMorgan Chase & Co.	5.625%	8/16/43	13,500	13,830
	JPMorgan Chase & Co.	4.950%	6/1/45	12,000	11,171
	JPMorgan Chase & Co.	3.964%	11/15/48	160,000	130,889
	JPMorgan Chase & Co.	3.109%	4/22/51	38,610	27,004
[4]	KBC Group NV	5.796%	1/19/29	7,610	7,579
[4]	Liberty Mutual Group Inc.	5.500%	6/15/52	33,825	31,843
[4]	Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	22,006
[4]	LSEGA Financing plc	1.375%	4/6/26	97,795	87,240
[4]	LSEGA Financing plc	2.000%	4/6/28	63,125	54,101
[4]	LSEGA Financing plc	2.500%	4/6/31	45,300	37,792
[4]	Macquarie Group Ltd.	1.935%	4/14/28	42,250	36,561
[4]	Macquarie Group Ltd.	2.871%	1/14/33	36,280	28,965
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	20,085	18,962
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	61,381	57,876
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	22,125	21,498
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	5,400	5,084
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	18,280	12,258
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	7,960	8,126
[4]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	19,410	12,508
	MetLife Inc.	3.600%	4/10/24	28,000	27,555
	MetLife Inc.	4.125%	8/13/42	5,300	4,447
	MetLife Inc.	4.875%	11/13/43	17,500	16,194
	MetLife Inc.	5.000%	7/15/52	13,833	13,044
[4]	Metropolitan Life Global Funding I	3.450%	12/18/26	29,970	28,042
[4]	Metropolitan Life Global Funding I	4.400%	6/30/27	15,070	14,628
[4]	Metropolitan Life Global Funding I	3.000%	9/19/27	43,250	39,680
[4]	Metropolitan Life Global Funding I	4.300%	8/25/29	23,695	22,421
[4]	Metropolitan Life Global Funding I	2.400%	1/11/32	61,345	50,050
[4]	Metropolitan Life Global Funding I	5.150%	3/28/33	16,670	16,445
[4]	Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	25,776
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	49,105	48,122
	Morgan Stanley	0.790%	5/30/25	51,000	48,454
	Morgan Stanley	2.720%	7/22/25	51,520	49,681
	Morgan Stanley	4.000%	7/23/25	20,805	20,202
	Morgan Stanley	2.630%	2/18/26	60,280	57,223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	3.125%	7/27/26	36,950	34,624
	Morgan Stanley	4.350%	9/8/26	15,000	14,488
	Morgan Stanley	3.625%	1/20/27	31,000	29,448
	Morgan Stanley	3.772%	1/24/29	56,830	53,085
	Morgan Stanley	2.699%	1/22/31	72,345	61,584
	Morgan Stanley	7.250%	4/1/32	51,100	58,013
	Morgan Stanley	2.239%	7/21/32	59,815	47,544
	Morgan Stanley	2.511%	10/20/32	90,340	72,890
	Morgan Stanley	2.943%	1/21/33	31,085	25,836
	Morgan Stanley	2.484%	9/16/36	53,080	40,176
	Morgan Stanley	5.297%	4/20/37	14,345	13,552
	Morgan Stanley	5.948%	1/19/38	50,276	49,594
	Morgan Stanley	4.300%	1/27/45	24,705	21,612
	Nasdaq Inc.	5.550%	2/15/34	17,635	17,705
	Nasdaq Inc.	3.950%	3/7/52	17,300	13,284
	Nasdaq Inc.	5.950%	8/15/53	6,200	6,346
	Nasdaq Inc.	6.100%	6/28/63	4,495	4,600
	National Australia Bank Ltd.	3.905%	6/9/27	60,000	57,555
[4]	National Australia Bank Ltd.	2.332%	8/21/30	83,980	65,358
[4]	National Australia Bank Ltd.	2.990%	5/21/31	55,019	43,928
[4]	National Australia Bank Ltd.	3.347%	1/12/37	26,175	20,650
[4]	National Securities Clearing Corp.	5.100%	11/21/27	54,105	53,885
[4]	Nationwide Financial Services Inc.	3.900%	11/30/49	47,630	34,681
[4]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	66,415	50,578
	NatWest Group plc	1.642%	6/14/27	30,570	26,916
[4]	NatWest Markets plc	0.800%	8/12/24	23,725	22,342
[4]	NBK SPC Ltd.	1.625%	9/15/27	67,250	60,068
[4]	New York Life Global Funding	2.900%	1/17/24	58,670	57,779
[4]	New York Life Insurance Co.	5.875%	5/15/33	44,785	46,328
[4]	New York Life Insurance Co.	3.750%	5/15/50	17,810	13,575
[4]	New York Life Insurance Co.	4.450%	5/15/69	14,535	12,129
[4]	Nordea Bank Abp	1.500%	9/30/26	65,000	56,825
[4]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	28,508	22,202
[4]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,060	6,394
[4]	Pacific Life Global Funding II	1.375%	4/14/26	51,785	46,247
[4]	Pacific LifeCorp	5.400%	9/15/52	29,000	27,921
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	15,560	15,158
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	11/1/24	22,660	21,623
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	53,520	51,467
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	47,575	47,140
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/28	42,125	41,629
	PNC Bank NA	3.300%	10/30/24	14,645	14,132
	PNC Bank NA	2.950%	2/23/25	34,775	33,094
	PNC Bank NA	3.100%	10/25/27	42,485	38,923
	PNC Bank NA	3.250%	1/22/28	60,960	56,027
[4]	Pricoa Global Funding I	5.100%	5/30/28	33,652	33,306
[4]	Principal Life Global Funding II	2.500%	9/16/29	45,000	38,024
	Progressive Corp.	4.950%	6/15/33	53,892	53,495
[4]	Protective Life Global Funding	4.714%	7/6/27	30,000	29,150
	Prudential Financial Inc.	3.000%	3/10/40	8,200	6,135
[4]	RGA Global Funding	2.700%	1/18/29	32,500	28,024
	Royal Bank of Canada	5.000%	2/1/33	49,500	48,518

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Standard Chartered plc	1.214%	3/23/25	12,545	12,048
[4]	Standard Chartered plc	6.301%	1/9/29	32,400	32,562
	State Street Corp.	4.821%	1/26/34	14,895	14,465
[4]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	100,340	96,690
[4]	Svenska Handelsbanken AB	1.418%	6/11/27	65,775	57,675
[4]	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	28,400	25,677
[4]	Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	42,865	35,500
[4]	Temasek Financial I Ltd.	3.625%	8/1/28	36,135	34,673
[4]	Temasek Financial I Ltd.	2.375%	8/2/41	46,325	35,701
[4]	Temasek Financial I Ltd.	2.250%	4/6/51	10,050	6,832
	Truist Financial Corp.	3.700%	6/5/25	48,000	46,026
	Truist Financial Corp.	4.873%	1/26/29	35,520	34,129
[4]	UBS AG	1.250%	6/1/26	60,465	53,153
	UBS Group AG	3.750%	3/26/25	19,285	18,464
[4]	UBS Group AG	1.494%	8/10/27	40,025	34,396
[4]	UBS Group AG	2.746%	2/11/33	5,670	4,407
[4]	UBS Group AG	3.179%	2/11/43	29,380	20,417
[4]	UniCredit SpA	1.982%	6/3/27	37,130	32,702
[4]	UniCredit SpA	3.127%	6/3/32	33,730	26,800
	US Bancorp	2.375%	7/22/26	45,000	41,148
	US Bancorp	2.677%	1/27/33	15,970	12,804
	US Bancorp	2.491%	11/3/36	45,462	33,286
	Wachovia Corp.	6.605%	10/1/25	15,000	15,265
	Wells Fargo & Co.	4.480%	1/16/24	34,444	34,154
	Wells Fargo & Co.	3.750%	1/24/24	30,455	30,093
	Wells Fargo & Co.	3.000%	2/19/25	28,660	27,527
	Wells Fargo & Co.	3.550%	9/29/25	27,170	26,066
	Wells Fargo & Co.	3.000%	4/22/26	36,830	34,666
	Wells Fargo & Co.	3.000%	10/23/26	6,435	5,979
	Wells Fargo & Co.	3.196%	6/17/27	57,145	53,684
	Wells Fargo & Co.	3.526%	3/24/28	70,000	65,444
	Wells Fargo & Co.	2.879%	10/30/30	28,045	24,240
	Wells Fargo & Co.	2.572%	2/11/31	98,745	83,681
	Wells Fargo & Co.	3.350%	3/2/33	21,795	18,654
	Wells Fargo & Co.	4.897%	7/25/33	109,912	105,360
	Wells Fargo & Co.	5.389%	4/24/34	18,140	18,029
	Wells Fargo & Co.	5.606%	1/15/44	34,961	33,547
	Wells Fargo & Co.	4.650%	11/4/44	20,735	17,679
	Wells Fargo & Co.	4.900%	11/17/45	16,060	14,133
	Wells Fargo & Co.	4.400%	6/14/46	36,200	29,495
	Wells Fargo & Co.	4.750%	12/7/46	38,790	32,995
	Wells Fargo & Co.	4.611%	4/25/53	58,110	50,975
					10,284,097
Health Care (4.4%)
	AbbVie Inc.	3.800%	3/15/25	12,825	12,474
	AdventHealth Obligated Group	2.795%	11/15/51	21,620	14,246
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	17,670	14,801
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	19,220	13,257
[4]	Alcon Finance Corp.	2.750%	9/23/26	5,645	5,185
[4]	Alcon Finance Corp.	2.600%	5/27/30	8,540	7,284
[4]	Alcon Finance Corp.	5.375%	12/6/32	10,270	10,407
[4]	Alcon Finance Corp.	3.800%	9/23/49	8,670	6,713
[4]	Alcon Finance Corp.	5.750%	12/6/52	4,280	4,505
	Amgen Inc.	3.625%	5/22/24	38,185	37,468
	Amgen Inc.	4.400%	5/1/45	4,842	4,194
	Amgen Inc.	4.200%	2/22/52	18,085	14,985

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	5.750%	3/2/63	13,895	14,123
	Ascension Health	2.532%	11/15/29	48,025	41,286
[2]	Ascension Health	4.847%	11/15/53	1,950	1,913
	AstraZeneca plc	3.375%	11/16/25	27,755	26,678
	AstraZeneca plc	4.000%	1/17/29	30,815	29,795
	Banner Health	2.907%	1/1/42	12,150	8,880
[4]	Bayer US Finance II LLC	4.250%	12/15/25	23,781	22,898
[4]	Bayer US Finance II LLC	5.500%	7/30/35	15,000	14,862
[4]	Bayer US Finance LLC	3.375%	10/8/24	26,960	26,100
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	8,165	5,254
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	19,830	18,882
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,675	15,845
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	11,525	9,181
	Bristol-Myers Squibb Co.	3.400%	7/26/29	9,086	8,431
	Bristol-Myers Squibb Co.	3.550%	3/15/42	49,805	41,247
	Bristol-Myers Squibb Co.	4.250%	10/26/49	23,645	20,990
	Bristol-Myers Squibb Co.	2.550%	11/13/50	10,415	6,782
	Children's Hospital Corp.	2.585%	2/1/50	5,670	3,626
	Cigna Group	3.250%	4/15/25	30,765	29,501
	Cigna Group	4.375%	10/15/28	18,115	17,525
	CommonSpirit Health	4.200%	8/1/23	11,695	11,678
	CommonSpirit Health	2.760%	10/1/24	28,080	27,033
	CommonSpirit Health	3.347%	10/1/29	44,950	39,565
	CommonSpirit Health	2.782%	10/1/30	22,715	19,119
[2]	CommonSpirit Health	4.350%	11/1/42	21,485	18,415
	CommonSpirit Health	3.910%	10/1/50	2,570	1,987
	Cottage Health Obligated Group	3.304%	11/1/49	10,000	7,406
[4]	CSL Finance plc	4.750%	4/27/52	4,415	4,105
[4]	CSL UK Holdings Ltd.	4.250%	4/27/32	43,415	41,184
	CVS Health Corp.	1.750%	8/21/30	4,915	3,924
	CVS Health Corp.	4.875%	7/20/35	18,205	17,296
[2,4]	CVS Pass-Through Trust	5.926%	1/10/34	10,542	10,368
	Dignity Health	3.812%	11/1/24	18,560	18,011
	Elevance Health Inc.	3.650%	12/1/27	13,150	12,426
	Elevance Health Inc.	4.101%	3/1/28	34,795	33,423
	Elevance Health Inc.	2.550%	3/15/31	38,225	32,156
	Elevance Health Inc.	5.500%	10/15/32	15,105	15,515
	Elevance Health Inc.	4.650%	8/15/44	3,181	2,855
	Elevance Health Inc.	6.100%	10/15/52	3,015	3,303
	Eli Lilly & Co.	4.875%	2/27/53	8,855	9,097
	Eli Lilly & Co.	4.950%	2/27/63	7,695	7,849
	Gilead Sciences Inc.	2.500%	9/1/23	36,390	36,225
	Gilead Sciences Inc.	3.700%	4/1/24	21,420	21,111
	Gilead Sciences Inc.	3.500%	2/1/25	28,575	27,707
	Gilead Sciences Inc.	2.600%	10/1/40	25,658	18,585
	Gilead Sciences Inc.	4.500%	2/1/45	37,302	34,003
	Gilead Sciences Inc.	4.150%	3/1/47	14,640	12,712
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	16,947
[4]	HCA Inc.	4.625%	3/15/52	1,010	829
	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	12,815	8,584
	Inova Health System Foundation	4.068%	5/15/52	14,145	12,054
	Johnson & Johnson	2.450%	3/1/26	78,000	73,662
	Kaiser Foundation Hospitals	3.150%	5/1/27	15,190	14,283
	Kaiser Foundation Hospitals	2.810%	6/1/41	39,420	28,936
	Kaiser Foundation Hospitals	4.875%	4/1/42	12,710	12,306
	Kaiser Foundation Hospitals	3.002%	6/1/51	38,650	27,101
	Mass General Brigham Inc.	3.192%	7/1/49	32,645	23,744

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mass General Brigham Inc.	3.342%	7/1/60	31,285	21,900
	Mayo Clinic	4.128%	11/15/52	6,465	5,609
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	11,505	11,190
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	20,260	14,068
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	7,820	6,633
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,940	5,061
	Merck & Co. Inc.	2.750%	2/10/25	38,000	36,615
	Merck & Co. Inc.	3.400%	3/7/29	53,490	50,137
	Merck & Co. Inc.	4.150%	5/18/43	28,405	25,883
	Merck & Co. Inc.	4.900%	5/17/44	25,000	25,038
	Novartis Capital Corp.	3.400%	5/6/24	13,425	13,195
	Novartis Capital Corp.	4.400%	5/6/44	21,485	20,614
	OhioHealth Corp.	2.297%	11/15/31	12,575	10,223
	Pfizer Inc.	3.000%	12/15/26	28,400	26,845
	Pfizer Inc.	3.450%	3/15/29	49,500	46,594
	Pfizer Inc.	1.700%	5/28/30	9,100	7,559
	Pfizer Inc.	4.100%	9/15/38	52,715	47,958
	Pfizer Inc.	2.550%	5/28/40	230	169
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	33,360	33,248
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	13,500	13,504
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	31,995	33,314
	Piedmont Healthcare Inc.	2.044%	1/1/32	8,750	6,869
	Piedmont Healthcare Inc.	2.719%	1/1/42	8,750	6,054
	Piedmont Healthcare Inc.	2.864%	1/1/52	11,625	7,523
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	10,125	9,223
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	25,655	21,605
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	12,030	9,474
	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	34,000	20,371
[4]	Roche Holdings Inc.	2.375%	1/28/27	61,570	56,994
	Royalty Pharma plc	3.550%	9/2/50	48,265	32,590
	Rush Obligated Group	3.922%	11/15/29	12,000	11,041
	SSM Health Care Corp.	3.823%	6/1/27	41,615	38,837
	Sutter Health	2.294%	8/15/30	19,905	16,459
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	23,105	19,210
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	15,290	11,542
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	8,960	7,720
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	19,320	15,740
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	15,149	15,425
	Toledo Hospital	5.750%	11/15/38	17,965	17,463
	UnitedHealth Group Inc.	3.100%	3/15/26	14,220	13,601
	UnitedHealth Group Inc.	3.850%	6/15/28	34,260	32,850
	UnitedHealth Group Inc.	2.000%	5/15/30	11,275	9,495
	UnitedHealth Group Inc.	2.300%	5/15/31	14,600	12,344
	UnitedHealth Group Inc.	4.200%	5/15/32	24,290	23,179
	UnitedHealth Group Inc.	4.625%	7/15/35	9,285	9,084
	UnitedHealth Group Inc.	6.625%	11/15/37	20,000	22,831
	UnitedHealth Group Inc.	3.500%	8/15/39	7,300	6,120
	UnitedHealth Group Inc.	2.750%	5/15/40	12,760	9,474
	UnitedHealth Group Inc.	3.050%	5/15/41	27,591	21,273
	UnitedHealth Group Inc.	4.625%	11/15/41	36,010	33,823
	UnitedHealth Group Inc.	4.250%	3/15/43	31,000	28,209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	4.750%	7/15/45	12,296	11,757
	UnitedHealth Group Inc.	4.200%	1/15/47	8,345	7,360
	UnitedHealth Group Inc.	3.750%	10/15/47	4,870	4,005
	UnitedHealth Group Inc.	4.250%	6/15/48	12,545	11,058
	UnitedHealth Group Inc.	4.450%	12/15/48	4,890	4,457
	UnitedHealth Group Inc.	3.700%	8/15/49	40,900	32,927
	UnitedHealth Group Inc.	2.900%	5/15/50	51,194	35,818
	UnitedHealth Group Inc.	3.250%	5/15/51	19,810	14,741
	UnitedHealth Group Inc.	4.750%	5/15/52	8,745	8,303
	UnitedHealth Group Inc.	5.875%	2/15/53	44,821	49,721
	UnitedHealth Group Inc.	3.875%	8/15/59	8,560	6,983
	Wyeth LLC	5.950%	4/1/37	15,000	16,387
					2,420,119
Industrials (1.8%)
[4]	Ashtead Capital Inc.	2.450%	8/12/31	17,920	14,087
[4]	Ashtead Capital Inc.	5.550%	5/30/33	4,475	4,370
[4]	BAE Systems Holdings Inc.	3.800%	10/7/24	26,068	25,370
[4]	BAE Systems Holdings Inc.	3.850%	12/15/25	29,838	28,614
[4]	BAE Systems plc	3.400%	4/15/30	9,390	8,499
	Boeing Co.	1.433%	2/4/24	34,165	33,258
	Boeing Co.	2.700%	2/1/27	16,380	14,973
	Boeing Co.	3.625%	2/1/31	16,040	14,459
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	3,748	3,720
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	5,750	5,287
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	21,220	18,468
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	26,898	23,354
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,225	2,760
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	16,975	12,053
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	13,410	9,188
	Canadian National Railway Co.	2.450%	5/1/50	25,925	16,561
	Canadian Pacific Railway Co.	4.950%	8/15/45	13,845	12,966
	Caterpillar Inc.	3.400%	5/15/24	19,475	19,117
	Caterpillar Inc.	5.200%	5/27/41	17,290	18,019
	CSX Corp.	3.350%	9/15/49	7,745	5,723
[4]	Daimler Truck Finance North America LLC	5.150%	1/16/26	14,735	14,665
[4]	Daimler Truck Finance North America LLC	3.650%	4/7/27	29,140	27,511
[4]	Daimler Truck Finance North America LLC	5.125%	1/19/28	4,675	4,635
	Eaton Corp.	6.500%	6/1/25	10,000	10,173
	Eaton Corp.	4.150%	3/15/33	24,160	22,949
	Honeywell International Inc.	4.250%	1/15/29	32,000	31,152
	Honeywell International Inc.	5.000%	2/15/33	79,594	81,134
	Honeywell International Inc.	4.500%	1/15/34	53,973	52,787
	Illinois Tool Works Inc.	3.500%	3/1/24	42,775	42,144
	John Deere Capital Corp.	3.350%	6/12/24	9,000	8,818
	John Deere Capital Corp.	3.450%	3/13/25	43,560	42,314
	Lockheed Martin Corp.	1.850%	6/15/30	2,545	2,123
	Lockheed Martin Corp.	5.250%	1/15/33	25,595	26,535
	Lockheed Martin Corp.	4.500%	5/15/36	6,715	6,482
	Lockheed Martin Corp.	3.800%	3/1/45	7,501	6,321
	Lockheed Martin Corp.	4.700%	5/15/46	12,041	11,616
	Lockheed Martin Corp.	5.700%	11/15/54	24,705	27,444
	Raytheon Technologies Corp.	4.125%	11/16/28	27,800	26,776
	Raytheon Technologies Corp.	4.450%	11/16/38	9,050	8,346
	Republic Services Inc.	4.875%	4/1/29	3,640	3,635
[4]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	62,200	61,101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	18,840	16,353
[4]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	20,000	16,696
[4]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	40,495	37,404
	Trane Technologies Financing Ltd.	5.250%	3/3/33	9,580	9,694
	Union Pacific Corp.	3.700%	3/1/29	27,750	26,511
	Union Pacific Corp.	2.800%	2/14/32	7,135	6,156
	Union Pacific Corp.	3.375%	2/14/42	14,380	11,507
	Union Pacific Corp.	3.250%	2/5/50	10,549	7,879
	Union Pacific Corp.	3.799%	10/1/51	18,788	15,393
	Union Pacific Corp.	3.500%	2/14/53	34,490	26,674
	Union Pacific Corp.	3.550%	5/20/61	10,000	7,400
	Union Pacific Corp.	3.750%	2/5/70	19,165	14,503
[2]	United Airlines Class B Series 2018-1 Pass Through Trust	4.600%	9/1/27	4,593	4,323
					1,010,000
Materials (0.1%)
[4]	Air Liquide Finance SA	2.250%	9/27/23	21,000	20,827
[4]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	20,390	15,389
					36,216
Real Estate (1.0%)
	American Tower Corp.	5.000%	2/15/24	8,641	8,589
	American Tower Corp.	4.400%	2/15/26	7,300	7,096
	American Tower Corp.	3.800%	8/15/29	23,261	21,264
[4]	American Tower Trust I	5.490%	3/15/28	67,325	67,380
	Boston Properties LP	3.125%	9/1/23	13,520	13,409
	Boston Properties LP	3.800%	2/1/24	1,780	1,740
	CubeSmart LP	2.250%	12/15/28	11,790	9,954
	Extra Space Storage LP	5.500%	7/1/30	12,025	11,930
	Healthpeak OP LLC	2.125%	12/1/28	29,850	25,268
	Healthpeak OP LLC	3.000%	1/15/30	30,600	26,589
	Prologis LP	5.250%	6/15/53	19,715	19,350
	Realty Income Corp.	2.200%	6/15/28	25,855	22,362
	Realty Income Corp.	4.700%	12/15/28	26,960	26,156
	Realty Income Corp.	3.250%	1/15/31	19,405	16,968
	Realty Income Corp.	2.850%	12/15/32	24,565	20,024
	Realty Income Corp.	4.900%	7/15/33	26,200	25,090
[4]	SBA Tower Trust	1.840%	4/15/27	53,140	45,582
[4]	SBA Tower Trust	2.836%	1/15/50	24,160	22,777
[4]	SBA Tower Trust	1.884%	7/15/50	9,320	8,367
[4]	SBA Tower Trust	1.631%	5/15/51	40,475	34,814
[4]	SBA Tower Trust	2.593%	10/15/56	50,750	39,923
[4]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/30	28,670	26,828
	Simon Property Group LP	3.750%	2/1/24	6,645	6,557
	Simon Property Group LP	3.375%	10/1/24	20,470	19,868
	Simon Property Group LP	2.450%	9/13/29	38,350	32,372
					560,257
Technology (3.7%)
	Apple Inc.	3.000%	2/9/24	22,750	22,413
	Apple Inc.	3.450%	5/6/24	31,140	30,644
	Apple Inc.	2.850%	5/11/24	45,635	44,625
	Apple Inc.	2.750%	1/13/25	21,615	20,849
	Apple Inc.	3.250%	2/23/26	38,220	36,816
	Apple Inc.	2.450%	8/4/26	55,182	51,700
	Apple Inc.	3.350%	2/9/27	56,435	54,147
	Apple Inc.	3.200%	5/11/27	39,750	37,947
	Apple Inc.	2.900%	9/12/27	83,420	78,324

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	3.850%	5/4/43	15,275	13,614
	Apple Inc.	4.450%	5/6/44	4,035	3,933
	Apple Inc.	3.850%	8/4/46	36,510	32,084
	Apple Inc.	2.650%	5/11/50	26,520	18,467
	Apple Inc.	4.850%	5/10/53	33,364	34,181
	Apple Inc.	2.550%	8/20/60	27,995	18,447
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	10,955	10,449
	Broadcom Inc.	4.150%	11/15/30	4,670	4,292
[4]	Broadcom Inc.	2.600%	2/15/33	25,345	19,757
	Cisco Systems Inc.	2.500%	9/20/26	15,921	14,917
	Intel Corp.	2.875%	5/11/24	29,825	29,142
	Intel Corp.	2.000%	8/12/31	11,260	9,182
	Intel Corp.	4.150%	8/5/32	9,995	9,528
	Intel Corp.	5.200%	2/10/33	49,245	49,704
	Intel Corp.	5.625%	2/10/43	37,050	37,652
	Intel Corp.	4.100%	5/19/46	32,739	27,543
	Intel Corp.	3.250%	11/15/49	10,000	7,034
	Intel Corp.	3.050%	8/12/51	36,221	24,281
	Intel Corp.	4.900%	8/5/52	90,021	83,008
	Intel Corp.	5.700%	2/10/53	27,465	27,977
	Intel Corp.	3.200%	8/12/61	16,360	10,635
	International Business Machines Corp.	3.375%	8/1/23	61,300	61,193
	International Business Machines Corp.	3.625%	2/12/24	22,800	22,477
	International Business Machines Corp.	3.000%	5/15/24	81,400	79,537
	International Business Machines Corp.	7.000%	10/30/25	25,000	26,022
	International Business Machines Corp.	3.300%	5/15/26	148,025	141,088
	International Business Machines Corp.	3.500%	5/15/29	98,025	90,539
	Microsoft Corp.	2.875%	2/6/24	47,230	46,563
	Microsoft Corp.	2.700%	2/12/25	23,890	23,052
	Microsoft Corp.	3.125%	11/3/25	11,865	11,419
	Microsoft Corp.	2.400%	8/8/26	60,501	56,779
	Microsoft Corp.	3.450%	8/8/36	25,692	23,424
	Microsoft Corp.	2.525%	6/1/50	162,183	112,197
	Microsoft Corp.	2.921%	3/17/52	80,380	59,737
	Microsoft Corp.	2.675%	6/1/60	19,051	12,760
	Oracle Corp.	2.400%	9/15/23	63,535	63,095
	Oracle Corp.	2.950%	11/15/24	80,105	77,347
	Oracle Corp.	1.650%	3/25/26	51,805	47,044
	Oracle Corp.	3.250%	11/15/27	36,619	33,981
	QUALCOMM Inc.	1.300%	5/20/28	27,611	23,534
	QUALCOMM Inc.	2.150%	5/20/30	44,450	38,199
	QUALCOMM Inc.	1.650%	5/20/32	38,504	30,357
	QUALCOMM Inc.	4.500%	5/20/52	12,005	10,925
	S&P Global Inc.	2.700%	3/1/29	18,555	16,749
	Teledyne Technologies Inc.	2.250%	4/1/28	25,890	22,585
	Teledyne Technologies Inc.	2.750%	4/1/31	29,270	24,465
					2,018,360
Utilities (6.4%)
	AEP Texas Inc.	4.150%	5/1/49	4,750	3,804
	AEP Texas Inc.	3.450%	1/15/50	16,810	12,117
	AEP Transmission Co. LLC	4.500%	6/15/52	14,190	12,715
	Alabama Power Co.	5.200%	6/1/41	3,365	3,212
	Alabama Power Co.	4.100%	1/15/42	5,595	4,636
	Alabama Power Co.	3.750%	3/1/45	20,255	15,973
	Alabama Power Co.	4.300%	7/15/48	27,790	23,665
	Ameren Illinois Co.	3.800%	5/15/28	22,365	21,320
	Ameren Illinois Co.	3.700%	12/1/47	5,085	4,087

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Water Capital Corp.	2.950%	9/1/27	20,245	18,708
	American Water Capital Corp.	4.450%	6/1/32	33,370	32,340
	American Water Capital Corp.	3.750%	9/1/47	1,495	1,182
	American Water Capital Corp.	4.200%	9/1/48	29,696	25,056
	American Water Capital Corp.	4.150%	6/1/49	885	744
	American Water Capital Corp.	3.450%	5/1/50	4,430	3,313
	Arizona Public Service Co.	3.350%	5/15/50	16,830	11,593
	Baltimore Gas and Electric Co.	2.400%	8/15/26	20,945	19,243
	Baltimore Gas and Electric Co.	2.900%	6/15/50	9,820	6,578
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	32,052	33,442
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	865	889
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,725	9,970
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	32,020	25,897
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	37,680	32,295
[4]	Boston Gas Co.	3.150%	8/1/27	8,010	7,290
[4]	Boston Gas Co.	3.001%	8/1/29	5,700	4,919
[4]	Boston Gas Co.	3.757%	3/16/32	13,050	11,494
[4]	Brooklyn Union Gas Co.	4.273%	3/15/48	63,125	48,380
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,685	5,821
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	37,000	37,022
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	9,123	8,720
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	28,787	29,305
	CenterPoint Energy Resources Corp.	6.625%	11/1/37	4,406	4,578
	Cleco Corporate Holdings LLC	3.375%	9/15/29	13,465	11,422
	Cleco Securitization I LLC	4.646%	9/1/44	26,300	24,955
	Commonwealth Edison Co.	2.950%	8/15/27	23,275	21,548
	Commonwealth Edison Co.	4.350%	11/15/45	11,990	10,457
	Commonwealth Edison Co.	3.650%	6/15/46	6,420	5,019
	Commonwealth Edison Co.	3.750%	8/15/47	5,000	3,949
	Commonwealth Edison Co.	4.000%	3/1/48	9,180	7,693
	Commonwealth Edison Co.	3.850%	3/15/52	13,160	10,527
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,500	9,706
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	45,000	48,698
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	30,855	26,867
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,752	2,137
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,755	1,431
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	32,238	22,436
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	10,404	11,469
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	24,915	21,486
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	29,687	24,926
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	1,350	978
	Consumers Energy Co.	4.200%	9/1/52	28,110	24,111
	Delmarva Power & Light Co.	3.500%	11/15/23	9,550	9,475
	Dominion Energy Inc.	3.375%	4/1/30	1,939	1,736
	Dominion Energy Inc.	5.375%	11/15/32	21,394	21,497
	Dominion Energy Inc.	4.900%	8/1/41	13,562	12,158
	Dominion Energy Inc.	4.600%	3/15/49	13,855	11,907
	Dominion Energy Inc.	4.850%	8/15/52	40,417	36,053

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,832	5,328
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,446	1,459
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	23,085	24,717
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	9,627	9,571
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,830	6,200
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	25,065	24,097
	Duke Energy Carolinas LLC	6.000%	12/1/28	5,000	5,239
	Duke Energy Carolinas LLC	4.950%	1/15/33	4,851	4,820
	Duke Energy Carolinas LLC	6.100%	6/1/37	17,410	18,224
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	4,225
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,375	5,524
	Duke Energy Carolinas LLC	4.000%	9/30/42	5,205	4,313
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,220	13,480
	Duke Energy Carolinas LLC	5.350%	1/15/53	36,625	37,148
	Duke Energy Corp.	2.650%	9/1/26	17,480	16,167
	Duke Energy Corp.	3.400%	6/15/29	11,420	10,323
	Duke Energy Corp.	4.500%	8/15/32	34,450	32,529
	Duke Energy Corp.	3.300%	6/15/41	33,075	24,412
	Duke Energy Corp.	4.800%	12/15/45	37,600	33,718
	Duke Energy Corp.	3.750%	9/1/46	14,740	11,197
	Duke Energy Corp.	4.200%	6/15/49	13,960	11,275
	Duke Energy Corp.	3.500%	6/15/51	36,945	26,791
	Duke Energy Corp.	5.000%	8/15/52	23,510	21,517
	Duke Energy Florida LLC	5.950%	11/15/52	11,095	12,086
	Duke Energy Progress LLC	3.400%	4/1/32	38,235	33,800
	Duke Energy Progress LLC	6.300%	4/1/38	1,625	1,746
	Duke Energy Progress LLC	4.100%	3/15/43	6,221	5,204
	Duke Energy Progress LLC	4.200%	8/15/45	61,923	51,578
	Duke Energy Progress LLC	2.500%	8/15/50	2,455	1,529
	Duke Energy Progress LLC	2.900%	8/15/51	2,503	1,672
	Duke Energy Progress LLC	4.000%	4/1/52	9,770	7,926
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	34,240	27,177
[4]	East Ohio Gas Co.	2.000%	6/15/30	13,440	10,820
[4]	East Ohio Gas Co.	3.000%	6/15/50	19,575	12,544
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	14,085	13,941
	Edison International	5.250%	11/15/28	23,981	23,366
[4]	Electricite de France SA	4.875%	9/21/38	67,370	56,972
	Emera US Finance LP	3.550%	6/15/26	23,660	22,403
	Entergy Corp.	2.950%	9/1/26	7,085	6,542
	Entergy Louisiana LLC	3.120%	9/1/27	10,065	9,305
	Evergy Inc.	2.450%	9/15/24	28,130	27,003
	Evergy Kansas Central Inc.	3.250%	9/1/49	3,120	2,201
	Evergy Metro Inc.	2.250%	6/1/30	8,520	7,094
	Evergy Metro Inc.	4.200%	3/15/48	3,282	2,715
	Eversource Energy	2.900%	10/1/24	25,155	24,208
	Eversource Energy	3.150%	1/15/25	6,775	6,516
	Eversource Energy	3.300%	1/15/28	14,490	13,340
	Eversource Energy	5.450%	3/1/28	24,455	24,627
	Eversource Energy	3.375%	3/1/32	14,435	12,608
	Eversource Energy	5.125%	5/15/33	11,550	11,395
	Exelon Corp.	3.350%	3/15/32	32,015	27,835
	Florida Power & Light Co.	5.050%	4/1/28	11,665	11,759
	Florida Power & Light Co.	5.100%	4/1/33	12,180	12,380
	Florida Power & Light Co.	6.200%	6/1/36	12,452	13,355
	Florida Power & Light Co.	5.950%	2/1/38	10,000	10,745
	Florida Power & Light Co.	5.690%	3/1/40	4,994	5,245
	Florida Power & Light Co.	5.250%	2/1/41	29,745	29,820

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Power & Light Co.	4.125%	2/1/42	20,000	17,551
	Florida Power & Light Co.	3.700%	12/1/47	18,970	15,390
	Fortis Inc.	3.055%	10/4/26	44,365	40,950
	Georgia Power Co.	4.700%	5/15/32	30,600	29,599
	Georgia Power Co.	4.950%	5/17/33	17,650	17,420
	Georgia Power Co.	4.750%	9/1/40	34,725	31,739
	Georgia Power Co.	4.300%	3/15/42	28,162	24,283
	Georgia Power Co.	3.700%	1/30/50	9,335	7,185
	Georgia Power Co.	5.125%	5/15/52	35,520	34,599
	Indiana Michigan Power Co.	4.250%	8/15/48	14,590	12,272
[4]	ITC Holdings Corp.	4.950%	9/22/27	4,440	4,379
[4]	KeySpan Gas East Corp.	2.742%	8/15/26	37,580	34,166
[4]	KeySpan Gas East Corp.	5.819%	4/1/41	5,060	4,856
[4]	Massachusetts Electric Co.	5.900%	11/15/39	21,895	22,117
[4]	Metropolitan Edison Co.	5.200%	4/1/28	1,915	1,898
[4]	Metropolitan Edison Co.	4.300%	1/15/29	6,851	6,481
	MidAmerican Energy Co.	5.750%	11/1/35	9,925	10,246
	MidAmerican Energy Co.	4.400%	10/15/44	1,110	969
	MidAmerican Energy Co.	4.250%	5/1/46	14,675	12,341
	MidAmerican Energy Co.	4.250%	7/15/49	1,100	936
	MidAmerican Energy Co.	3.150%	4/15/50	37,370	26,143
[4]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	3,400	3,219
[4]	Monongahela Power Co.	4.100%	4/15/24	11,000	10,793
[4]	Monongahela Power Co.	5.400%	12/15/43	4,320	4,186
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,355	15,094
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	32,210	30,965
	Nevada Power Co.	3.125%	8/1/50	15,175	10,090
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	12,985	13,061
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,950	31,093
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	33,830	29,003
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	12,880	11,791
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	20,155	17,518
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	50,415	41,917
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	4,755	4,689
[4]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,280	32,928
[4]	Niagara Mohawk Power Corp.	3.025%	6/27/50	22,255	14,670
	NiSource Inc.	5.250%	3/30/28	19,598	19,618
	NiSource Inc.	5.250%	2/15/43	13,546	12,999
	NiSource Inc.	4.800%	2/15/44	9,995	9,089
	NiSource Inc.	5.000%	6/15/52	22,475	20,753
	Northern States Power Co.	2.250%	4/1/31	4,915	4,095
[2,4]	Oglethorpe Power Corp.	6.191%	1/1/31	35,520	36,128
	Oglethorpe Power Corp.	5.950%	11/1/39	5,145	5,148
	Oglethorpe Power Corp.	4.550%	6/1/44	1,835	1,465
	Oglethorpe Power Corp.	4.250%	4/1/46	20,029	14,856
	Oklahoma Gas and Electric Co.	6.500%	4/15/28	10,000	10,294
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	31,858	30,498
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	7,625	7,261
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	27,670	26,913
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	11,325	11,361
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	3,275	3,016
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	23,765	15,471
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	26,785	24,533
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	13,940	13,459
	Pacific Gas and Electric Co.	6.150%	1/15/33	19,855	19,499

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pacific Gas and Electric Co.	6.400%	6/15/33	18,975	18,866
	Pacific Gas and Electric Co.	4.500%	7/1/40	22,339	17,371
	Pacific Gas and Electric Co.	6.750%	1/15/53	3,720	3,672
	Pacific Gas and Electric Co.	6.700%	4/1/53	27,456	27,005
	PECO Energy Co.	4.600%	5/15/52	16,875	15,478
[4]	Pennsylvania Electric Co.	5.150%	3/30/26	915	901
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	3,573	2,763
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	16,435	11,662
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	26,060	25,996
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	23,790	24,102
	Piedmont Natural Gas Co Inc.	5.050%	5/15/52	14,375	12,962
	Potomac Electric Power Co.	6.500%	11/15/37	8,000	8,899
	PPL Electric Utilities Corp.	5.250%	5/15/53	6,060	6,176
	Public Service Electric and Gas Co.	3.100%	3/15/32	13,910	12,144
	Puget Sound Energy Inc.	4.434%	11/15/41	19,880	16,427
	San Diego Gas & Electric Co.	1.700%	10/1/30	4,915	3,940
	San Diego Gas & Electric Co.	3.750%	6/1/47	5,620	4,404
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,505	1,256
	San Diego Gas & Electric Co.	2.950%	8/15/51	711	483
	San Diego Gas & Electric Co.	3.700%	3/15/52	43,105	33,398
	San Diego Gas & Electric Co.	5.350%	4/1/53	40,375	40,107
[2]	SCE Recovery Funding LLC	0.861%	11/15/33	9,028	7,535
	SCE Recovery Funding LLC	1.942%	5/15/40	3,915	2,783
	SCE Recovery Funding LLC	2.510%	11/15/43	3,545	2,396
	Sempra Energy	3.700%	4/1/29	5,190	4,749
	Sempra Energy	3.800%	2/1/38	20,000	16,569
	Sempra Energy	6.000%	10/15/39	21,184	21,619
	Sierra Pacific Power Co.	2.600%	5/1/26	8,027	7,480
	Southern California Edison Co.	3.700%	8/1/25	3,225	3,105
	Southern California Edison Co.	5.950%	11/1/32	19,475	20,421
	Southern California Edison Co.	5.750%	4/1/35	5,000	5,077
	Southern California Edison Co.	6.050%	3/15/39	3,995	4,145
	Southern California Edison Co.	4.500%	9/1/40	5,150	4,492
	Southern California Edison Co.	4.050%	3/15/42	17,788	14,398
	Southern California Edison Co.	3.900%	3/15/43	8,782	6,956
	Southern California Edison Co.	4.650%	10/1/43	20,125	17,614
	Southern California Edison Co.	3.600%	2/1/45	8,160	5,976
	Southern California Edison Co.	4.000%	4/1/47	3,675	2,929
	Southern California Edison Co.	4.125%	3/1/48	32,029	26,043
	Southern California Edison Co.	4.875%	3/1/49	3,085	2,767
	Southern California Edison Co.	3.650%	2/1/50	25,325	18,944
	Southern California Edison Co.	5.700%	3/1/53	6,920	6,937
	Southern California Edison Co.	5.875%	12/1/53	11,130	11,367
	Southern California Gas Co.	2.600%	6/15/26	28,885	26,936
	Southern California Gas Co.	6.350%	11/15/52	14,830	16,427
	Southern Co.	2.950%	7/1/23	44,985	44,985
	Southern Co.	4.400%	7/1/46	25,160	21,569
	Southwest Gas Corp.	2.200%	6/15/30	9,465	7,686
	Southwestern Electric Power Co.	2.750%	10/1/26	15,000	13,804
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	10,064
	Southwestern Public Service Co.	3.700%	8/15/47	3,790	2,897
[4]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/44	39,050	37,993
[4]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/48	18,750	18,206
[4]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/52	17,590	17,638
	Tucson Electric Power Co.	5.500%	4/15/53	6,980	6,951

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Electric Co.	4.000%	4/1/48	14,942	12,246
	Union Electric Co.	3.900%	4/1/52	13,335	10,862
	Union Electric Co.	5.450%	3/15/53	8,175	8,338
	Virginia Electric and Power Co.	3.500%	3/15/27	40,765	38,622
	Virginia Electric and Power Co.	6.000%	5/15/37	9,435	9,786
	Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	13,986
	Xcel Energy Inc.	3.350%	12/1/26	33,370	31,330
					3,522,313
Total Corporate Bonds (Cost $27,445,939)					24,732,968
Sovereign Bonds (0.8%)
[4]	Airport Authority Hong Kong	4.875%	1/12/30	23,040	23,452
[4]	Airport Authority Hong Kong	4.875%	1/12/33	13,950	14,204
[4]	Emirate of Abu Dhabi	4.951%	7/7/52	20,995	20,833
[4]	Government of Bermuda	2.375%	8/20/30	18,405	15,417
[4]	Government of Bermuda	3.375%	8/20/50	7,115	4,903
[4]	Kingdom of Saudi Arabia	5.000%	1/18/53	40,250	37,308
[4]	OMERS Finance Trust	4.000%	4/20/28	17,930	17,351
	Province of Ontario	2.500%	4/27/26	100,400	94,425
	Province of Quebec	2.500%	4/20/26	134,755	126,931
	Republic of Chile	2.550%	7/27/33	37,110	30,349
	Republic of Chile	3.500%	1/31/34	19,975	17,611
	Republic of Chile	3.500%	4/15/53	22,895	17,055
	Republic of Chile	3.100%	1/22/61	14,340	9,386
[4]	State of Qatar	3.375%	3/14/24	3,250	3,199
[4]	State of Qatar	4.400%	4/16/50	13,435	12,224
	United Mexican States	6.338%	5/4/53	16,100	16,437
Total Sovereign Bonds (Cost $500,224)					461,085
Taxable Municipal Bonds (3.2%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/37	4,905	3,786
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	4,670	5,531
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	24,800	31,835
	Broward FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	10,070	8,245
	California GO	7.500%	4/1/34	5,845	7,117
	California GO	7.350%	11/1/39	45,195	54,977
	California GO	7.600%	11/1/40	2,215	2,828
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/37	9,220	8,610
	California State University College & University Revenue	2.719%	11/1/52	12,175	8,506
	California State University College & University Revenue	2.939%	11/1/52	15,330	10,757
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	60,260	68,301
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	30,795	34,904
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	2,290	2,511
	Commonwealth of Massachusetts GO	2.514%	7/1/41	10,625	7,908

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts Miscellaneous Taxes Revenue	4.110%	7/15/31	20,215	19,631
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	10,280	7,555
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/51	4,680	4,127
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	7,770	6,106
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	28,285	26,324
	District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	6,754
	Duke University College & University Revenue	5.850%	4/1/37	62,165	69,316
	Florida State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	33,175	29,366
[6]	Foothill-Eastern Transportation Corridor Agency CA Highway Revenue	3.924%	1/15/53	11,260	9,037
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	70,334	80,275
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	2,375	1,933
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/42	4,595	3,452
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	8,885	8,181
	Grand Parkway Transportation Corp. Texas System Highway Revenue	3.236%	10/1/52	53,710	39,468
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	7/1/39	12,495	10,090
	Houston TX GO	6.290%	3/1/32	12,420	13,103
	Illinois GO	5.100%	6/1/33	158,785	156,039
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	16,525	17,973
	Jobs ohio Beverage System Economic Development Revenue	4.433%	1/1/33	12,315	12,164
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	5,335	4,258
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/45	38,405	36,909
[7]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	15,160	10,908
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	6.250%	5/15/43	11,000	12,606
	Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	12,005	12,792
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	28,455	23,992
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	15,000	16,141
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	16,565	13,696
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	23,000	17,225
	Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	12,650	9,866
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	11,385	9,802

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	28,975	36,293
	New York Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	16,940	18,554
	New York Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	2,430	3,021
	New York Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	1,855	1,866
	New York Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	27,855	30,140
	New York Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	37,785	34,415
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	21,345	17,464
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	11,865	9,310
	New York State Thruway Authority Highway & Bridge Trust Fund Fuel Sales Tax Revenue	5.883%	4/1/30	29,670	30,819
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	16,215	13,715
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	9,140	7,608
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	15,705	11,882
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	15,100	18,746
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	14,510	15,935
[8]	Oregon School Boards Assn. GO	4.759%	6/30/28	11,993	11,808
[7]	Oregon State University College & University Revenue	3.424%	3/1/60	31,000	23,014
[9]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	64,830	68,473
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.859%	12/1/24	1,960	1,972
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/53	34,450	35,190
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	16,940	12,011
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	53,000	48,413
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	10,910	10,610
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/32	17,270	16,411
	Riverside CA General Fund Revenue	3.857%	6/1/45	12,905	11,073
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	9,875	8,942
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	11,595	9,238
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	20,635	16,466
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	13,800	13,850
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	20,320	20,913
	Texas Transportation Commission GO	2.562%	4/1/42	8,625	6,564

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	12,275	12,427
	Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	17,140	16,267
	University of California College & University Revenue	1.316%	5/15/27	13,645	12,098
	University of California College & University Revenue	1.614%	5/15/30	23,375	19,189
	University of California College & University Revenue	4.765%	5/15/44	4,740	4,571
	University of California College & University Revenue	3.931%	5/15/45	18,275	16,564
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	10,665	12,443
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	15,790	18,428
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	14,850	10,438
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	45,480	42,207
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	27,700	19,444
	University of Michigan College & University Revenue	2.562%	4/1/50	31,786	21,334
	University of Michigan College & University Revenue	3.504%	4/1/52	14,470	11,652
	University of Minnesota College & University Revenue	4.048%	4/1/52	28,000	24,723
	Utility Debt Securitization Authority Electric Power & Light Revenue	3.435%	12/15/25	1,341	1,330
[6]	Wisconsin Appropriations Revenue	5.700%	5/1/26	5,450	5,491
	Wisconsin Appropriations Revenue	3.954%	5/1/36	28,325	26,266
Total Taxable Municipal Bonds (Cost $1,955,247)					1,784,493
				Shares
Common Stocks (37.4%)
Communication Services (0.6%)
	Comcast Corp. Class A			7,471,648	310,447
Consumer Discretionary (2.0%)
	Home Depot Inc.			2,027,863	629,935
	TJX Cos. Inc.			2,809,229	238,195
	Darden Restaurants Inc.			1,243,077	207,693
					1,075,823
Consumer Staples (4.8%)
	Philip Morris International Inc.			4,636,863	452,651
	Unilever plc ADR			7,774,497	405,284
	Procter & Gamble Co.			2,210,017	335,348
	Archer-Daniels-Midland Co.			3,868,352	292,293
	Kellogg Co.			4,103,402	276,569
	Keurig Dr Pepper Inc.			7,695,482	240,638
	Kimberly-Clark Corp.			1,409,105	194,541
	Mondelez International Inc. Class A			2,534,846	184,892

		Shares	Market Value ($000)
	PepsiCo Inc.	831,419	153,995
*	Kenvue Inc.	3,926,277	103,732
			2,639,943
Energy (3.9%)
	ConocoPhillips	6,221,553	644,615
	EOG Resources Inc.	5,277,360	603,941
	Coterra Energy Inc.	11,403,739	288,515
	Diamondback Energy Inc.	1,670,969	219,498
[10]	TC Energy Corp.	5,301,489	214,261
	Phillips 66	2,080,316	198,421
			2,169,251
Financials (6.8%)
	JPMorgan Chase & Co.	5,334,816	775,896
	Morgan Stanley	4,853,381	414,479
	MetLife Inc.	6,402,304	361,922
	M&T Bank Corp.	2,729,146	337,759
	American International Group Inc.	5,562,769	320,082
	PNC Financial Services Group Inc.	2,382,545	300,082
	Royal Bank of Canada	3,111,936	297,205
	Regions Financial Corp.	15,165,758	270,254
	Blackstone Inc.	2,201,036	204,630
	Chubb Ltd.	890,416	171,458
	Fidelity National Information Services Inc.	2,959,498	161,884
	Goldman Sachs Group Inc.	259,653	83,748
	BlackRock Inc.	87,393	60,401
			3,759,800
Health Care (5.9%)
	Pfizer Inc.	20,947,685	768,361
	Merck & Co. Inc.	5,647,060	651,614
	Johnson & Johnson	3,515,052	581,812
	AstraZeneca plc ADR	4,496,568	321,819
	Gilead Sciences Inc.	4,075,967	314,135
	Roche Holding AG	925,623	282,750
	Medtronic plc	2,184,495	192,454
	CVS Health Corp.	1,869,907	129,267
			3,242,212
Industrials (3.8%)
	General Dynamics Corp.	1,602,922	344,869
	Emerson Electric Co.	3,231,375	292,084
	Canadian National Railway Co.	2,050,118	248,258
	Johnson Controls International plc	3,629,235	247,296
	Siemens AG (Registered)	1,406,888	234,529
	Eaton Corp. plc	1,138,820	229,017
	Honeywell International Inc.	859,199	178,284
	Raytheon Technologies Corp.	1,725,097	168,990
	L3Harris Technologies Inc.	858,543	168,077
			2,111,404
Information Technology (3.5%)
	Cisco Systems Inc.	8,412,101	435,242
	Broadcom Inc.	479,646	416,060
	QUALCOMM Inc.	2,997,558	356,829
	NXP Semiconductors NV	1,356,323	277,612
	Corning Inc.	6,409,839	224,601
	Analog Devices Inc.	1,035,825	201,789
			1,912,133

				Shares	Market Value ($000)
Materials (1.5%)
	LyondellBasell Industries NV Class A			2,967,304	272,488
	Rio Tinto plc ADR			3,937,277	251,356
	PPG Industries Inc.			1,409,530	209,033
	Barrick Gold Corp. (XTSE)			7,169,015	121,371
					854,248
Real Estate (1.5%)
	Crown Castle Inc.			2,367,628	269,767
	Weyerhaeuser Co.			7,307,899	244,888
	Welltower Inc.			2,773,499	224,348
	Host Hotels & Resorts Inc.			6,744,786	113,515
					852,518
Utilities (3.1%)
	Exelon Corp.			9,684,971	394,566
	NextEra Energy Inc.			4,825,932	358,084
	Sempra Energy (XNYS)			2,153,991	313,600
	American Electric Power Co. Inc.			3,719,733	313,201
	Southern Co.			3,472,786	243,963
	Dominion Energy Inc.			1,953,844	101,190
					1,724,604
Total Common Stocks (Cost $15,597,703)					20,652,383
		Coupon
Temporary Cash Investments (1.3%)
Money Market Fund (0.4%)
[11,12]	Vanguard Market Liquidity Fund	5.150%		2,228,728	222,828
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.9%)
	Bank of America Securities LLC (Dated 6/30/23, Repurchase Value $24,010,000, collateralized by U.S. Treasury Note/Bond 0.500%, 5/31/27, with a value of $24,480,000)	5.060%	7/3/23	24,000	24,000
	Deutsche Bank Securities Inc. (Dated 6/30/23, Repurchase Value $112,047,000, collateralized by U.S. Treasury Note/Bond 1.750%–4.000%, 6/30/28–11/15/29, with a value of $114,240,000)	5.050%	7/3/23	112,000	112,000
	HSBC Bank USA (Dated 6/30/23, Repurchase Value $13,806,000, collateralized by Fannie Mae 4.500%–6.000%, 4/1/34–5/1/53, with a value of $14,076,000)	5.050%	7/3/23	13,800	13,800
	HSBC Bank USA (Dated 6/30/23, Repurchase Value $54,423,000, collateralized by U.S. Treasury Note/Bond 1.375%–3.750%, 11/15/43–8/15/50, with a value of $55,488,000)	5.040%	7/3/23	54,400	54,400

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
JP Morgan Securities LLC (Dated 6/30/23, Repurchase Value $19,708,000, collateralized by U.S. Treasury Note/Bond 2.875%–4.000%, 5/15/28–6/30/28, with a value of $20,094,000)	5.060%	7/3/23	19,700	19,700
JP Morgan Securities LLC (Dated 6/30/23, Repurchase Value $55,924,000, collateralized by U.S. Treasury Note/Bond 2.875%, 11/30/25–5/15/28, with a value of $57,018,000)	5.050%	7/3/23	55,900	55,900
Natixis SA (Dated 6/30/23, Repurchase Value $60,525,000, collateralized by Federal Home Loan Bank 3.000%, 2/24/37, U.S. Treasury Inflation Indexed Note/Bond 1.750%–2.375%, 1/15/27–1/15/28, and U.S. Treasury Note/Bond 1.750%–4.375%, 11/15/39–11/15/51, with a value of $61,710,000)	5.050%	7/3/23	60,500	60,500
NatWest Markets plc (Dated 6/30/23, Repurchase Value $29,112,000, collateralized by U.S. Treasury Note/Bond 0.750%, 5/31/26, with a value of $29,682,000)	5.040%	7/3/23	29,100	29,100
Nomura International plc (Dated 6/30/23, Repurchase Value $65,528,000, collateralized by U.S. Treasury Bill 0.000%, 8/17/23, and U.S. Treasury Note/Bond, 0.125%–3.875%, 12/15/23–2/15/48, with a value of $66,810,000)	5.050%	7/3/23	65,500	65,500
RBC Capital Markets LLC (Dated 6/30/23, Repurchase Value $50,821,000, collateralized by U.S. Treasury Note/Bond 3.250%, 6/30/29, with a value of $51,816,000)	5.050%	7/3/23	50,800	50,800

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Societe Generale (Dated 6/30/23, Repurchase Value $17,407,000, collateralized by U.S. Treasury Bill 0.000%,12/28/23, with a value of $17,748,000)	5.050%	7/3/23	17,400	17,400
				503,100
Total Temporary Cash Investments (Cost $725,933)				725,928
Total Investments (99.9%) (Cost $53,526,845)				55,211,380
Other Assets and Liabilities—Net (0.1%)				31,772
Net Assets (100%)				55,243,152
Cost is in $000.
*	Non-income-producing security.
1	Securities with a value of $19,144,000 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the aggregate value was $7,051,092,000, representing 12.8% of net assets.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
7	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $212,115,000.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12	Collateral of $222,833,000 was received for securities on loan.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2023	782	159,015	(2,244)
5-Year U.S. Treasury Note	September 2023	13,602	1,456,689	(19,675)
10-Year U.S. Treasury Note	September 2023	3,897	437,499	(8,290)
				(30,209)

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2023	(1,983)	(234,862)	2,702
				(27,507)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,050,184	—	6,050,184
Asset-Backed/Commercial Mortgage-Backed Securities	—	804,339	—	804,339
Corporate Bonds	—	24,732,968	—	24,732,968
Sovereign Bonds	—	461,085	—	461,085
Taxable Municipal Bonds	—	1,784,493	—	1,784,493
Common Stocks	20,135,104	517,279	—	20,652,383
Temporary Cash Investments	222,828	503,100	—	725,928
Total	20,357,932	34,853,448	—	55,211,380
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,702	—	—	2,702
Liabilities
Futures Contracts[1]	30,209	—	—	30,209
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.